Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares unvested, at end
Grant date fair value unvested, at beginning
Options granted	3,880,022
Grant date fair value granted	$ 5,432
Number of shares vested	(3,880,022)
Grant date fair value vested	$ 5,432
Number of shares forfeited/ canceled
Grant date fair value forfeited/ canceled
Grant date fair value unvested, at end
ESOP Stock Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted
Options outstanding, beginning	59,900	59,900
Options outstanding weighted average exercise price, beginning
Aggregate intrinsic value, beginning
Options granted weighted average exercise price
Options exercised
Options exercised weighted average exercise price
Aggregate intrinsic value, exercised
Options canceled, forfeited or expired
Options canceled, forfeited or expired weighted average exercise price
Options outstanding, ending	59,900	59,900
Options outstanding weighted average exercise price, ending		$ 0.12
Weighted average remaining contractual term	4 years 25 days	4 years 3 months 25 days
Aggregate intrinsic value, ending		$ 2,425
Vested and exercisable	59,900	59,900
Vested and exercisable weighted average exercise price	$ 0.12	$ 0.12
Weighted average remaining contractual term, vested and exercisable	4 years 25 days	4 years 3 months 25 days
Aggregate intrinsic value, Vested and exercisable	$ 2,303	$ 2,425